Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Schedule of insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	104	149	174
	104	149	174